Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements of UpHealth have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information and the instructions to Form
10-Q
and Rule
10-01
of Regulation
S-X.
The unaudited condensed consolidated financial statements, including the condensed notes thereto, are unaudited and exclude some of the disclosures required in audited financial statements. The condensed consolidated balance sheet as of December 31, 2020 has been derived from our audited financial statements as of that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments and eliminations, consisting only of normal recurring adjustments necessary for a fair presentation in conformity with GAAP. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the period ended December 31, 2020.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). In the opinion of management, the accompanying consolidated financial statements contain all adjustments and eliminations, consisting only of normal recurring adjustments necessary for a fair presentation in conformity with GAAP.

Principles of Consolidation
Principles of Consolidation
The unaudited condensed consolidated financial statements include the accounts of UpHealth and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

We follow FASB Accounting Standards Codification (“ASC”) guidance for identification and reporting of entities over which control is achieved through means other than voting rights. The guidance defines such entities as Variable Interest Entities (“VIEs”). We consolidate VIEs when we have variable interests and are the primary beneficiary. We continually evaluate our involvement with VIEs to determine when these criteria are met.
One of our consolidated subsidiaries is the primary beneficiary of a real estate VIE since it absorbs a majority of the VIE’s expected losses and receives a majority of its expected residual returns. The VIE was formed for the purpose of acquiring and holding real estate. The VIE’s sole activity is to lease the real estate to our subsidiary. At June 30, 2021, the VIE had total assets of $4.5 million and total liabilities of $4.1 million. For the three month ended June 30, 2021, revenues of $0.1 million were eliminated in consolidation. For the three months ended June 30, 2021, expenses were $25 thousand, primarily for interest and depreciation. Creditors and beneficial holders of the VIE have no recourse to the assets or general credit of our subsidiary.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups (“JOBS”) Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies, but any such election to opt out is irrevocable. We have elected not to opt out of such extended transition period, which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Fiscal Year
Fiscal Year
Our fiscal year ends on December 31. References to fiscal year 2021 and fiscal year 2020 refer to our fiscal year ending December 31, 2021 and our fiscal year ended December 31, 2020, respectively.
Fiscal Year The Company’s fiscal year ends on December 31. References to fiscal 2020, for example, refer to the fiscal year ended December 31, 2020.
Use of Estimates and Assumptions
Use of Estimates and Assumptions
The preparation of the condensed consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements and accompanying notes thereto.
Significant estimates and assumptions made by management include the determination of:

•	the fair value of assets acquired and liabilities assumed for business combinations;

•	the fair value of derivatives and warrants;

•	the fair value of stock awards issued;

•	the standalone selling price (“SSP”) of performance obligations for revenue contracts with multiple performance obligations;

•	the recognition, measurement, and valuation of current and deferred income taxes and uncertain tax positions; and

•	the identification and estimated economic lives of intangible assets.
Actual results could differ materially from those estimates. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the result of which forms the basis for making judgments about the carrying values of assets and liabilities.

Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes thereto.
Significant estimates and assumptions made by management include the determination of:

•	the fair value of assets acquired and liabilities assumed for business combinations;

•	the standalone selling price (“SSP”) of performance obligations for revenue contracts with multiple performance obligations;

•	the recognition, measurement and valuation of current and deferred income taxes and uncertain tax positions;

•	the identification and estimated economic lives of intangible assets; and

•	the fair value of stock awards issued.
Actual results could differ materially from those estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the result of which forms the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Translation Adjustments and Transactions
Foreign Currency Translation Adjustments
Balance sheet assets and liabilities of subsidiaries which do not use the U.S. dollar as their functional currency are translated at the exchange rate at the end of the reporting period. Income statement amounts are translated using a weighted-average exchange rate during the period. Equity accounts and noncontrolling interests are translated using historical exchange rates at the date the entry to shareholder equity was recorded, except for the change in retained earnings during the reporting period, which is translated using the same weighted-average exchange rate used to translate the condensed consolidated statements of operations. The net cumulative translation adjustment is reported in accumulated other comprehensive income (loss), net of tax, in the condensed consolidated balance sheets.
Foreign Currency Transactions
Foreign exchange transactions are recorded at the exchange rate prevailing on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at foreign exchange rates in effect at the end of the reporting period. Exchange differences arising on settlements/period-end
translations are recognized in the condensed consolidated statements of operations in the period they arise.

Fair Value Measurements
Fair Value Measurements
Fair value is measured in accordance with ASC guidance on fair value measurements, which defines fair value, establishes a framework for measuring fair value, and enhances disclosures about fair value measures required under other accounting pronouncements, but does not change existing guidance as to whether or not an instrument is carried at fair value. We measure fair value for financial instruments on an ongoing basis. We measure fair value for non-financial
assets when a valuation is necessary, such as for impairment of long-lived and indefinite-lived assets when indicators of impairment exist.

Fair Value Measurements
Fair value is measured in accordance with ASC guidance on fair value measurements, which defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measures required under other accounting pronouncements, but does not change existing guidance as to whether or not an instrument is carried at fair value. We measure fair value for financial instruments on an ongoing basis. We measure fair value for non-financial
assets when a valuation is necessary, such as for impairment of long-lived and indefinite-lived assets when indicators of impairment exist.

Cash and Cash Equivalents
Cash and Cash Equivalents
We consider all cash on deposit, money market funds, and short-term investments with original maturities of three months or less to be cash and cash equivalents. Cash and cash equivalents consist of amounts we have on deposit with major commercial financial institutions.

Cash and Cash Equivalents
We consider all cash on deposit, money market funds and short-term investments with original maturities of three months or less to be cash and cash equivalents. Cash and cash equivalents consist of amounts the Company has on deposit with major commercial financial institutions.

Restricted Cash
Restricted Cash
At June 30, 2021, TTC had restricted cash totaling $0.5 million, representing collateral with a bank for ACHs and corporate credit cards. At December 30, 2020, Thrasys had restricted cash totaling $0.5 million, representing an escrow account containing the balance of its Paycheck Protection Program (“PPP”) loan. The PPP loan was forgiven and the restricted cash returned to Thrasys in the three months ended June 30, 2021.

Restricted Cash
Under terms of the merger agreement with UpHealth Holdings as discussed in Note 3 and in accordance with the Small Business Administration (“SBA”) Procedural Notice effective October 2, 2020, Thrasys has agreed to maintain the balance of the Paycheck Protection Program (“PPP”) loan in an escrow account until forgiveness has been determined by the SBA.

Accounts Receivable
Receivable
For
software-as-a-service
(“SaaS”) internet hosting, licenses, and subscriptions provided by our integrated care management operations, accounts receivable are carried at original invoice, net of an allowance for doubtful accounts. Management determines the allowance for doubtful accounts by evaluating individual customer receivables on a monthly basis and considering a customer’s financial condition and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. At June 30, 2021 and December 31, 2020, we determined that no allowance for doubtful accounts was necessary.
For medical services provided through our behavioral health operations, accounts receivable are recorded without collateral from patients, most of whom are local residents and are insured under third-party payor agreements. Accounts receivable are based on gross charges, reduced by explicit price concessions provided to third-party payors and implicit price concessions provided primarily to self-pay
patients. Estimates for explicit price concessions are based on provider contracts and historical experience adjusted for economic conditions and other trends affecting our ability to collect outstanding amounts. At June 30, 2021 and December 31, 2020, the allowance for contractual adjustments was $0.7 million and $1.0 million, respectively. For accounts receivable associated with self-pay
patients, we record implicit price concessions in the period of service on the basis of our past experience, which indicates that many patients are unable or unwilling to pay the portion of their bill for which they are financially responsible.
For digital pharmacy services, accounts receivable are recorded at net invoice amount from patients, most of whom are insured under third-party payor agreements. For compounded and customized medications, substantially all accounts receivable are paid by credit card at the time of shipment. At June 30, 2021 and December 31, 2020, we determined that no allowance for doubtful accounts was necessary.
For the three months ended June 30, 2021, one customer accounted for approximately 24% of total revenues, and for the six months ended June 30, 2021, one customer accounted for approximately 24% of total revenues. At June 30, 2021, one customer accounted for approximately 31% of total accounts receivable, and at December 31, 2020, two customers accounted for approximately 47% and 27% of total accounts receivable.

Accounts Receivable
For medical HIPAA-compliant (Health Insurance Portability and Accountability Act) SaaS internet hosting, licenses and subscriptions to healthcare communities services, accounts receivable are carried at original invoice, net of allowances for doubtful accounts, based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. At December 31, 2020, the Company determined that no allowance for doubtful accounts was necessary.
For medical services provided through our behavioral services operations, accounts receivable are recorded without collateral from patients, most of whom are local residents and are insured under third-party payor agreements. Accounts receivable are based on gross charges, reduced by explicit price concessions provided to third-party payors and implicit price concessions provided primarily to self-pay
patients. Estimates for explicit price concessions are based on provider contracts and historical experience adjusted for economic conditions and other trends affecting the Company’s ability to collect outstanding amounts. At December 31, 2020, the allowance for contractual adjustments was equal to $968,471.
For accounts receivable associated with
self-pay
patients, the Company records implicit price concessions in the period of service on the basis of its past experience, which indicates that many patients are unable or unwilling to pay the portion of their bill for which they are financially responsible.
For the period ended December 31, 2020, one customer accounted for approximately 58% of total revenues. At December 31, 2020, two customers accounted for 73% of total accounts receivable. Concentration are due the shortened period of activity between the Company’s acquisitions of Thrasys and BHS and its fiscal year end and are not expected to continue in 2021.

Inventories
Inventories
Inventories primarily consist of stock of digital dispensaries, medicines, and pharmaceutical products, and are stated at the lower of cost or net realizable value. Cost comprises purchase price and all incidental expenses incurred in bringing the inventory to its present location and condition. Cost is computed using the weighted average cost method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation, with a normal margin to sell. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Inventories
Inventories consist of pharmaceuticals and are stated at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business less reasonably predictable costs of completion, disposal, and transportation. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Equity Method Investment
Equity Method Investment
As of December 31, 2020, and for the period January 1, 2021 through March 26, 2021, we held an interest in the privately-held equity securities of Glocal in which we did not have a controlling interest, but were able to exercise significant influence. Based on the terms of these privately-held securities, we determined that we exercised significant influence on Glocal, applied the equity method of accounting for our investment in Glocal, and presented our investment in Glocal in equity method investments in the condensed consolidated balance sheets. Any and all gains and losses on privately-held equity securities, realized and unrealized, were recorded in other income (expense) in the condensed consolidated statements of operations. Income recognized in our equity method investments was reduced by the expected amortization from intangible assets recognized through the fair value step-up,
until we acquired a controlling financial interest and consolidated Glocal.
Valuations of privately-held securities in which we do not have a controlling financial interest are inherently complex due to the lack of readily available market data and requires the use of judgment. The carrying value is not adjusted for our privately-held equity securities if there are no observable price changes in a similar security from the same issuer or if there are no identified events or changes in circumstances that may indicate impairment. Our impairment analysis encompasses an assessment of both qualitative and quantitative factors, including the investee’s financial metrics, market acceptance of the investee’s product or technology, and the rate at which the investee is using its cash. If the investment is considered impaired, we recognize an impairment in the condensed consolidated statements of operations and establish a new carrying value for the investment.

Equity Method Investment
The Company holds interests in privately-held equity securities in which the Company does not have a controlling interest but does have significant influence.
Based on the terms of these privately held securities, if the Company determines that it exercises significant influence on the entity to which these securities relate, the Company applies the equity method of accounting for such investments, which it has, and the investment is presented in equity method investments in the consolidated balance sheet. Any and all gains and losses on privately held equity securities, realized and unrealized, are recorded through gains on other income (expense). Income recognized in its equity method investments is reduced by the expected amortization from intangible assets recognized through the fair value step-up,
unless and until the Company acquires a controlling financial interest and consolidates.
Valuations of privately held securities in which the Company does not have a controlling financial interest are inherently complex due to the lack of readily available market data and require the Company’s use of judgment. The carrying value is not adjusted for the Company’s privately held equity securities if there are no observable price changes in a similar security from the same issuer or if there are no identified events or changes in circumstances that may indicate impairment. The Company’s impairment analysis encompasses an assessment of both qualitative and quantitative factors including the investee’s financial metrics, market acceptance of the investee’s product or technology and the rate at which the investee is using its cash. If the investment is considered impaired, the Company recognizes an impairment through the consolidated statement of operations and establishes a new carrying value for the investment.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated economic lives of the assets, which range as follows:

Land	Indefinite
Buildings	60	years
Medical and surgical equipment	13	years
Electrical and other equipment	5-7	years
Computer equipment, furniture and fixtures	3-7	years
Vehicles	5-7	years
Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated economic life of the asset.
When assets are retired or disposed of, the asset costs and related accumulated depreciation or amortization are removed from the respective accounts and any related gain or loss is recognized in the condensed consolidated statements of operations. Maintenance and repairs are charged to expense as incurred. Significant expenditures, which extend the economic lives of assets, are capitalized.

Property and Equipment
Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three years for information technology equipment, five to seven years for office equipment and vehicles, and seven years for furniture and medical equipment.
When assets are retired or disposed of, the asset costs and related accumulated depreciation or amortization are removed from the respective accounts and any related gain or loss is recognized. Maintenance and repairs are charged to expense as incurred. Significant expenditures, which extend the useful lives of assets, are capitalized.
Software Development Costs
Software Development Costs
We capitalize our ongoing costs of developing internal use software for hosting, which consists primarily of personnel costs. Internal and external costs incurred to develop internal-use
computer software during the application development stage are capitalized.
Costs incurred internally in researching and developing a computer software product are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, software costs are capitalized until the product is available for general release to customers.

Software Development Costs
The Company capitalizes its ongoing costs of developing internal use software for hosting, which consists primarily of personnel costs. Internal and external costs incurred to develop internal-use
computer software during the application development stage are capitalized.
Costs incurred internally in researching and developing a computer software product are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, software costs are capitalized until the product is available for general release to customers.

Intangible Assets
Intangible Assets
Acquired intangible assets subject to amortization are stated at fair value and are amortized using the straight-line method over the estimated useful lives of the assets. Intangible assets that are subject to amortization are reviewed for potential impairment when events or circumstances indicate that carrying amounts may not be recoverable. No impairment charge was recognized during the three and six months ended June 30, 2021.

Intangible Assets
Acquired intangible assets subject to amortization are stated at fair value and are amortized using the straight-line method over the estimated useful lives of the assets. Intangible assets that are subject to amortization are reviewed for potential impairment when events or circumstances indicate that carrying amounts may not be recoverable. No impairment charge was recognized in 2020.

Goodwill
Goodwill
Our goodwill represents the excess of the purchase price of business combinations over the fair value of the net assets acquired. We assess goodwill for impairment on an annual basis as of the first day of our fourth quarter, or sooner if events indicate such a review is necessary through a triggering event. An impairment exists if the fair value of a reporting unit to which goodwill has been allocated is less than its respective carrying value. The impairment for goodwill is limited to the total amount of goodwill allocated to the reporting unit. Future changes in the estimates used to conduct the impairment review, including revenue projections, market values, and changes in the discount rate used, could cause the analysis to indicate that our goodwill is impaired in subsequent periods and result in a write-down of a portion or all of goodwill. The discount rate used is based on independently calculated risks, our capital mix, and an estimated market premium. No impairment charge was recognized during the three and six months ended June 30, 2021.

Goodwill
Our goodwill represents the excess of the purchase price of business combinations over the fair value of the net assets acquired. We assess goodwill for impairment on an annual basis as of the first day of our fourth quarter, or sooner if events indicate such a review is necessary through a triggering event. An impairment exists if the fair value of a reporting unit to which goodwill has been allocated is less than their respective carrying values. The impairment for goodwill is limited to the total amount of goodwill allocated to the reporting unit. Future changes in the estimates used to conduct the impairment review, including revenue projections, market values and changes in the discount rate used could cause the analysis to indicate that our goodwill is impaired in subsequent periods and result in a write-down of a portion or all of goodwill. The discount rate used is based on independently calculated risks, our capital mix, and an estimated market premium. No impairment charge was recognized in 2020.

Debt Issuance Costs and Original Issue Discounts
Debt Issuance Costs and Original Issue Discounts
The third-party cost of issuing debt results in the recognition of debt issuance costs (“DIC”), which are capitalized and presented as a net reduction to the face amount of the debt. DIC is amortized using the effective interest rate method over the expected life of the debt.

The reduction in gross proceeds from a debt facility by a lender or lenders results in an original issue discount (“OID”), which is amortized using the effective interest rate method over the expected life of the debt. The amortization of OID for the reporting period results in the recognition of additional interest expense.
Warrant Liability
Warrant Liabilities
We account for warrants for shares of our common stock that are not indexed to our own stock as liabilities at fair value on the condensed consolidated balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense) in the condensed consolidated statements of operations. We will continue to adjust the liabilities for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in
capital.

Forward Share Purchase Agreement
Forward Share Purchase Agreement
On June 3, 2021, we entered into a third-party put option arrangement assuming the obligation to repurchase our common stock at a future date by transferring cash to the third-party under certain conditions described in more detail in Note 10,
Capital Structure
. Due to its mandatorily redeemable for cash feature, we have recorded such obligation as a forward share purchase liability in our condensed consolidated balance sheet.

Revenue Recognition
Revenue Recognition
We recognize revenue in accordance with ASC guidance on revenue from contracts with customers. Revenue is reported at the amount that reflects the consideration to which we expect to be entitled in exchange for providing goods and services.
Contract Assets, Contract Liabilities, and Remaining Performance Obligations
We record a contract asset when revenue recognized on a contract exceeds the billings. Thrasys and Cloudbreak generally invoice customers monthly, quarterly, or in installments. BHS, TTC, Glocal, and Innovations generally invoice their customers upon providing services as the performance obligations are deemed complete. Contract assets are included in accounts receivable in the condensed consolidated balance sheets.
We record deferred revenue when billed amounts have been invoiced and received in advance of revenue recognition. It is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the remaining contract value of multi-year, non-cancelable
subscription agreements. The deferred revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, invoice duration, invoice timing, dollar size, and new business linearity within the period.
The transaction price allocated to the remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unbilled receivables and deferred revenue that will be recognized as revenue in future periods. The transaction price allocated to the remaining performance obligations is influenced by several factors, including seasonality, the timing of renewals, the timing of delivery of software licenses, average contract terms, and foreign currency exchange rates. Unbilled portions of the remaining performance obligations are subject to future economic risks including bankruptcies, regulatory changes, and other market factors.
We exclude amounts related to performance obligations that are billed and recognized as they are delivered. This primarily consists of professional services contracts that are on a time-and-materials
basis.
Services Revenues
We derive our service revenues primarily through the provision of HIPAA-compliant medical information technology services through Thrasys; the provision of medical and behavioral health services by accredited medical professionals through BHS, TTC, and Glocal; and the provision of subscription-based medical language interpretation services through Cloudbreak, as follows:

•	Services– SaaS internet hosting, licenses, and subscriptions
Software license revenue is recognized based on whether or not the license constitutes a distinct performance obligation. If the license can be separated from the rest of the hosting services, it may be fully recognized on the date license rights are granted to the customer and access is granted; otherwise, it is an indistinct performance obligation, which is recognized ratably over the contract term, along with other hosting services beginning on the commencement date of each contract, which is the date license rights are granted to the customer.
Subscription revenue from SaaS hosting access and support and maintenance are recognized ratably over the contract term beginning on the commencement date of each contract, which is the date our service is made available to the customer. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met and whether payments have been made ahead of the hosting services provided. Our subscription service arrangements are noncancellable and do not contain refund-type provisions.

•	Services– Professional services for training, set-up, configuration, implementation, and customization services
The majority of our professional services contracts related to SaaS are on a time and materials basis, which may also be independently offered by our competitors. When these services are not combined with other SaaS revenues as a distinct performance obligation, revenue is recognized as the services are rendered for time and materials contracts, and when the milestones are achieved and accepted by the customer for fixed price contracts. Training revenue, set-up
fees, and configuration fees are recognized as the services are completed

•	Services– Medical and behavioral services provided through our hospitals and behavioral services operations
Performance obligations for medical and behavioral services provided by accredited medical and clinical professionals are satisfied over time as services are provided, and revenue is recognized accordingly. Revenue is based on gross charges, reduced by explicit price concessions provided to third-party payors and implicit price concessions provided primarily to self-pay
patients. Estimates for explicit price concessions are based on provider contracts and historical experience, adjusted for economic conditions and other trends affecting our ability to collect outstanding items. Substantially all of our patients are insured under third-party payor agreements.
Generally, patients who are covered by third-party payors are responsible for related deductibles and coinsurance, which may vary in amount. We also provide services to uninsured patients and may offer those uninsured patients a discount from standard charges. We estimate the transaction price for patients with deductibles and coinsurance, and from those who are uninsured, based on historical experience and market conditions. We determined that the nature, amount, timing, and uncertainty of revenue and cash flows are affected by payors having different reimbursement and payment methodologies, length of the patient’s service, and method of reimbursement.
Estimates of net realizable value are subject to significant judgment and approximation by management. It is possible that actual results could differ from the historical estimates management has used to help determine the net realizable value of revenue. If actual collections either exceed or are less than the net realizable value estimates, we record a revenue adjustment, either positive or negative, for the difference between the estimate of the receivable and the amount actually collected in the reporting period in which the collection occurred. No significant adjustments were recorded in the three and six months ended June 30, 2021.

•	Services– Subscription-based medical language interpretation services

Service fees of subscription-based fixed monthly minute medical language interpretation services are recognized monthly on a straight-line basis over the term of the contract due to the stand-ready nature of the services provided. Variable consideration received for medical language interpretation services, information technology services, and for the lease of My Accessible Real-Time Trusted Interpreter (“MARTTI”) devices, our language access solution, is based on a fixed per item charge applied to a variable quantity. Variable consideration for these services is recognized over time in accordance with the “right to invoice” practical expedient and therefore is not subject to revenue constraint evaluation. Revenue related to the sale of MARTTI devices is recognized at a point in time upon delivery of the devices to the customer. We may enter into multiple component services arrangements that bundle the pricing for the lease of MARTTI devices with information technology services. Often, the pricing bundle may also include medical language interpretation services. When an equipment lease is bundled with services, allocation of the transaction price consideration between the lease and nonlease components of the lease is required. We have determined that the consideration allocated to the lease components in its bundled multiple component services arrangements is not material to the financial statements.
Product Revenues
We derive product sales from sales of products through our digital pharmacy operations. Our product sales are primarily a function of the price per unit for pharmaceutical products sold and the number of prescriptions provided to customers.
We recognize revenue at the time the client effectively takes possession and control of the product.
Contracts with Multiple Performance Obligations and Transaction Prices
From time to time, we may enter into contracts that contain multiple performance obligations, particularly with our SaaS internet hosting, licenses, subscriptions, and services. For these arrangements, we allocate the transaction price to each performance obligation identified in the contract based on relative standalone selling prices, or estimates of such prices, and recognize the related revenue as control of each individual product or service is transferred to the customer, in satisfaction of the corresponding performance obligations.
A significant portion of our contracts with customers have fixed transaction prices. For some contracts, the amount of consideration to which we will be entitled is variable. We include variable consideration in a contract’s transaction price only to the extent that we have a relatively high level of confidence that the amounts will not be subject to significant reversals. In determining amounts of variable consideration to include in a contract’s transaction price, we rely on our experience and other evidence that supports our qualitative assessment of whether revenue would be subject to significant reversal.
Grants
Since there is no authoritative GAAP governing grant recognition, measurement, and presentation, International Accounting Standards (“IAS”) 20,
Accounting for Government Grants and Disclosure of Government Assistance
(“IAS 20”) is incorporated as the governing guidance. It states that economic benefits of government grants shall not be recognized until there is reasonable assurance that the entity will comply with the conditions attaching to them and the grants will be received.
We recognize grants if we are reasonably assured we will be able to comply with the conditions specified in the grant agreement and the government will have the ability to pay the amounts due under the grant.
Government grants and subsidies received towards specific property and equipment (“PE”) acquisitions reduce the historical basis of the concerned PE. Grant subsidies received during the year towards revenue and related expenses have been recorded as other income in the condensed consolidated statements of operations. We have evaluated the classification and presentation for grant agreements and have elected to treat non-reimbursable
grants as a grant receivable, earned over the life of the underlying agreement, with the offsetting credit to other income in the condensed consolidated statements of operations. Periodic cash received relieves the grant receivable.

Cost of Goods and Services (“COGS”)
Cost of goods and services is the accumulated total of all costs used to create a product, which has been sold to generate revenue. These costs include direct materials (resale products and raw and externally sourced materials for internally manufactured products), direct labor, and an appropriately allocated portion of indirect overhead. Direct labor is the direct provision of activities to manufacture or provide a good or service. Indirect overhead costs include allocable costs, such as facilities, information technology, and depreciation costs, and ancillary costs, such as freight, delivery, non-sales
and
non-income
taxes, and insurance.
The cost of services sold for discrete information technology services includes the cost of direct labor, payroll taxes, and direct benefits of those individuals who provide direct services and/or generate billable hours, and an allocation of facilities, information technology, and depreciation costs.
The cost of services sold for SaaS includes all the accumulated costs of providing a hybrid cloud-based hosting arrangement.
Taxes Collected from Customers and Remitted to Governmental Authorities
We exclude from our measurement of transaction prices all taxes assessed by governmental authorities that are both imposed on and concurrent with a specific revenue-producing transaction and collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of goods and services in the condensed consolidated statements of operations.

Revenue Recognition
Revenue is reported at the amount that reflects the consideration to which the Company expects to be entitled in exchange for providing goods and services.
Contract Assets, Contract Liabilities and Remaining Performance Obligations
The Company records a contract asset when revenue recognized on a contract exceeds the billings. Thrasys generally invoices customers in monthly, quarterly, or installments. BHS generally invoices its patients upon providing services as the performance obligations are deemed complete. Contract assets are included in prepaid expenses and other current assets on the consolidated balance sheet.
The Company records unearned or deferred revenue when billed amounts have been invoiced and received in advance of revenue recognition. It is then recognized as revenue when transfer of control to customers has occurred or services have been provided. The unearned revenue balance does not represent the total contract value of annual or multi-year, non-cancelable
subscription agreements. The unearned revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, invoice duration, invoice timing, dollar size and new business linearity within the quarter.
Transaction price allocated to the remaining performance obligations, referred to by the Company as remaining performance obligations, represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods. Transaction price allocated to the remaining performance obligations are influenced by several factors, including seasonality, the timing of renewals, the timing of delivery of software licenses, average contract terms and foreign currency exchange rates. Unbilled portions of the remaining performance obligations are subject to future economic risks including bankruptcies, regulatory changes, and other market factors.
The Company excludes amounts related to performance obligations that are billed and recognized as they are delivered. This primarily consists of professional services contracts that are on a time-and-materials
basis.
Services Revenues
We derive our service revenues primarily through the provision of medical and behavioral health services by accredited medical professionals through our BHS subsidiary, and provision of HIPAA-compliant medical information technology services through our Thrasys subsidiary. Information specific to each revenue stream are as follows:

•	Services – Medical services provided through our behavioral services operations.
Performance obligations for medical and behavioral services for services provided by accredited medical professionals are satisfied over-time as services are provided and revenue is recognized accordingly. Revenue is based on gross charges, reduced by explicit price concessions provided to third-party payors and implicit price concessions provided primarily to self-pay
patients. Estimates for explicit price concessions are based on provider contracts and historical experience, adjusted for economic conditions and other trends affecting the Company’s ability to collect outstanding items. Substantially all of the Company’s patients are insured under third-party payor agreements.
Generally, patients who are covered by third-party payors are responsible for related deductibles and coinsurance, which may vary in amount. The Company also provides services to uninsured patients and may offer those uninsured patients a discount from standard charges. The Company estimates the transaction price for patients with deductibles and coinsurance and from those who are uninsured based on historical experience and market conditions. The Company has determined that the nature, amount, timing, and uncertainty of revenue and cash flows are affected by payors having different reimbursement and payment methodologies, length of the patient’s service, and method of reimbursement.
Estimates of net realizable value are subject to significant judgment and approximation by management. It is possible that actual results could differ from the historical estimates management has used to help determine the net realizable value of revenue. If actual collections either exceed or are less than the net realizable value estimates, the Company records a revenue adjustment, either positive or negative, for the difference between the estimate of the receivable and the amount actually collected in the reporting period in which the collection occurred. No significant adjustments were recorded for the year ending December 31, 2020.

•	Services – Medical HIPAA-compliant (Health Insurance Portability and Accountability Act) SaaS internet hosting, licenses, and subscriptions to healthcare communities.
The Company’s Software as a Service (“SaaS”) offering, known as SyntraNet
™
, provides virtual, connected communities of care where cross-sector teams—physicians, nurses, care managers, community health workers, patients, families—can collaborate to manage health and coordinate the delivery of clinical, behavioral health, social and other services. Care communities can be connected in a distributed hierarchy of nodes to enable scalable province and nation-wide networks of connected care.
Information, analytics, and applications from this SaaS are delivered to care team members on both mobile and fixed internet-enabled devices. An advanced protected health information (“PHI”) framework controls access to information based on roles, rights, policies, and scope of consent.
Software license revenues are recognized based on determining whether or not the license constitutes a distinct performance obligation. If the license can be separated from the rest of the hosting services, it may be fully recognized on the date license rights are granted to the customer and access is granted; otherwise, it is an indistinct performance obligation which is recognized ratably over the contract term with other hosting services beginning on the commencement date of each contract, which is the date license rights are granted to the customer.
Subscription revenues to SaaS hosting access and support and maintenance are recognized ratably over the contract terms beginning on the commencement date of each contract, which is the date the Company’s service is made available to customers. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met and whether payments have been made ahead of the hosting services provided. The Company’s subscription service arrangements are non-cancelable
and do not contain refund-type provisions.

•	Services – Discrete information technology services for set-up, configuration, implementation and customization services for healthcare communities
The majority of the Company’s discrete professional information technology services contracts related to SaaS are on a time and material basis which may also be independently offered by its competitors. When these services are not combined with other SaaS revenues as a distinct performance obligation, revenues are recognized as the services are rendered for time and material contracts, and when the milestones are achieved and accepted by the customer for fixed price contracts. Training revenues, set-up
fees and configuration fees are recognized as the services are completed.
Product Revenues
We derive our product sales from sales of products through our BHS subsidiary pharmacy operations. Our product sales are primarily a function of the price per unit for pharmaceutical products acquired and the number of prescriptions provided to customers.
The Company recognizes revenue at the time the client effectively takes possession and control of the merchandise.
Contracts with Multiple Performance Obligations and transaction prices
From time to time, we may enter into contracts that contain multiple performance obligations, particularly in medical information HIPAA-compliant technology internet hosting and services.
For these arrangements, we allocate the transaction price to each performance obligation identified in the contract based on relative standalone selling prices, or estimates of such prices, and recognize the related revenue as control of each individual product or service is transferred to the customer, in satisfaction of the corresponding performance obligations.
A significant portion of the Company’s contracts with customers have fixed transaction prices. For some contracts, the amount of consideration to which the Company will be entitled is variable. The Company includes variable consideration in a contract’s transaction price only to the extent that the Company has a relatively high level of confidence that the amounts will not be subject to significant reversals. In determining amounts of variable consideration to include in a contract’s transaction price, the Company relies on its experience and other evidence that supports its qualitative assessment of whether revenue would be subject to significant reversal.
Cost of Goods and Services Sold (“COGS” or “COS”)
Cost of goods sold is the accumulated total of all costs used to create a product which has been sold to generate revenues. These costs include direct materials (resale products, raw and externally sourced materials for internally manufactured products), direct labor, and an appropriately allocated portion of indirect production costs (indirect overhead). Indirect overhead costs include allocable costs, excluding depreciation and amortization, and ancillary costs such as freight, delivery, non-sales
and
non-income
taxes, and insurance, and general overhead, such as allocable supervision and related costs. Direct labor is the direct provision of activities to manufacture or provide a good or service.
The cost of services sold for discrete information technology services includes the cost of direct labor, payroll taxes, and direct benefits of those individuals who provide direct services and/or generate billable hours.
The cost of services sold for SaaS includes all the accumulated costs of providing a hybrid-cloud based hosting arrangement.
The cost of pharmaceutical product sales provided for clients is derived from point-of-sale
scanning information for the pharmacy products and is adjusted based on periodic inventories. In addition to product costs, cost of sales includes purchasing costs, freight costs, cash discounts, and ancillary costs.
Taxes Collected from Customers and Remitted to Governmental Authorities.
We exclude from our measurement of transaction prices all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of net sales or cost of sales.
We typically invoice our customers for information technology services, both SaaS and services, on a monthly or quarterly basis.

Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred and were $0.9 million and $2.6 million for the three and six months ended June 30, 2021, respectively. There were no research and development costs incurred for the three and six months ended June 30, 2020.
Research and Development Costs Research and development costs are expensed as incurred and were $874,112 for the year ended December 31, 2020.
Advertising, Marketing, and Promotion Expenses
Advertising, Marketing, and Promotion Expenses
Advertising, marketing, and promotion costs are expensed as incurred. Advertising expense was $1.1 million and $1.7 million for the three and six months ended June 30, 2021, respectively, and are included within sales and marketing expenses in the condensed consolidated statements of operations. There were no sales and marketing expenses incurred for the three and six months ended June 30, 2020.

Advertising, Marketing and Promotion Expenses
Advertising, marketing and promotion is expensed as incurred. Advertising expense was $17,310 for fiscal 2020. These are contained within Selling, General and Administrative costs.

Income Taxes
Income Taxes
Deferred income taxes are recognized for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year end, based on enacted tax laws and statutory tax rates applicable to the year in which the differences are expected to affect taxable income. Valuation allowances are established when it is deemed more likely than not that some portion or all of the deferred tax assets will not be realized.
We account for income tax uncertainties in accordance with ASC guidance on income taxes, which clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Income Taxes
Deferred income taxes are recognized for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year end, based on enacted tax laws and statutory tax rates applicable to the year in which the differences are expected to affect taxable income. Valuation allowances are established when it is deemed more likely than not that some portion or all of the deferred tax assets will not be realized.
We account for income tax uncertainties in accordance with ASC guidance on income taxes, which clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Business Combinations
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the underlying net assets acquired.
Trade Names
A trade name is a legally-protected trade or similar mark. Acquired trade names are valued using an income method approach, generally the relief-from-royalty valuation method. The method uses a royalty rate based on comparable marketplace royalty agreements for similar types of trade names and applies it to the after-tax
discounted free cash flow attributed to the trade name. The discount rate used is based on an estimated weighted average cost of capital and the anticipated risk for intangible assets.
Technology and Intellectual Property
Technology and intellectual property (“IP”) is a design, work, or invention that is the result of creativity to which one has ownership rights that may be protected through a patent, copyright, trademark, or service mark. IP is valued using the relief-from-royalty valuation method. The method uses a royalty rate based on comparable marketplace royalty agreements for similar types of IP and applies it to the after-tax
discounted free cash flow attributed to the IP. The discount rate used is based on an estimated weighted average cost of capital and the anticipated risk for intangible assets.
IP is amortized following the pattern in which the expected benefits will be consumed or otherwise used up over each component’s useful life, based on our plans and expectations for the IP going forward, which is generally the underlying IP’s legal expiration dates.
Customer Relationships
Customer relationships are intangible assets that consist of historical and factual information about customers and contacts collected from repeat transactions with customers, with or without any underlying contracts. The information is generally organized as customer lists or customer databases. We have the expectation of repeat patronage from these customers based on the customers’ historical purchase activity, which creates the intrinsic value over a finite period of time and translates into the expectation of future revenue, income, and cash flow.
Customer relationships are valued using projected operating income, adjusted for estimated future existing customer growth, less estimated future customer attrition, net of charges for net tangible assets, IP charge, trade name charge, and work force. The concluded value is the after-tax
discounted free cash flow.
Measurement Period
The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of each acquisition date to estimate the fair value of assets acquired and liabilities assumed. We believe that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but we are waiting for additional information necessary to finalize those fair values. Therefore, the provisional measurements of fair value reflected are subject to change and such changes could be significant. We expect to finalize the valuations and complete the purchase price allocations as soon as practicable, but no later than one year from each acquisition date. In addition, we have not finalized our evaluation of allocating goodwill to reporting units.
In evaluating whether new information obtained meets the criteria for adjusting provisional amounts, management must consider all relevant factors. Relevant factors include:

•	The timing of the receipt of the additional information that management could have used in its evaluation on or after the acquisition date, and

•	Whether management can identify a reason that a change to the provisional amounts is warranted and not driven by a discrete independent event occurring subsequent to the acquisition.
We have included a measurement period table for each acquisition, identifying the line item or line items where an adjustment was deemed necessary and have quantified its impact.

Fair Value of Financial Instruments
Fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. Fair value measurements are categorized into one of three levels of the fair value hierarchy based on the lowest level of significant input used. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Considerable judgment and a high degree of subjectivity are involved in developing these estimates. These estimates may differ from the actual amounts that we could realize upon settlement.
The fair value hierarchy is as follows:
Level 1–Quoted (unadjusted) prices in active markets for identical assets or liabilities.
Level 2–Other observable inputs, either directly or indirectly, other than quoted prices included in Level 1, including:

•	Quoted prices for similar assets/liabilities in active markets;

•	Quoted prices for identical or similar assets/liabilities in non-active markets (e.g., few transactions, limited information, non-current prices, high variability over time);

•	Inputs other than quoted prices that are observable for the asset/liability (e.g., interest rates, yield curves, volatilities, default rates); and

•	Inputs that are derived principally from or corroborated by other observable market data.
Level 3–Unobservable inputs that cannot be corroborated by observable market data.

Segments
Segments
The Company’s Chief Executive Officers are the chief operating decision makers who review the Company’s financial information presented on a consolidated basis for purposes of allocating resources and evaluating the Company’s financial performance. Due to the business combinations completed in 2021 (See Note 17) and the pending business combination with Gig2, the Company does not consider a segment analysis relevant for the year ended December 31, 2020.
Stock-based Compensation
Stock-based Compensation
We account for stock-based compensation expense in accordance with ASC Topic 718, Compensation-Stock Compensation. Our stock-based payments are composed of equity awards granted to certain employees These awards contain performance conditions that have contingent vesting, including both continuous employment through the date of consummation of a change of control event for the special purpose acquisition company. We recognize share-based compensation expense over the requisite service period, which is generally the vesting period of each award. Accordingly, the related stock compensation expenses are until such time as the performance conditions are both satisfied.

New Accounting Pronouncements Not Yet Adopted
New Accounting Pronouncements Not Yet Adopted
In May 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2021-04,
Earnings Per Share (Topic 260), Debt–Modifications and Extinguishments (Subtopic
470-50),
Compensation–Stock Compensation (Topic 718), and Derivatives and Hedging–Contracts in

Entity’s Own Equity
(Subtopic
815-40).
This ASU reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. This ASU provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses: (1) how an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; (2) how an entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; and (3) how an entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. This ASU will be effective for us on January 1, 2022. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted, including adoption in an interim period. We are currently evaluating the effect the adoption of this ASU will have on our condensed consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt–Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging–Contracts in Entity’s Own Equity (Subtopic
815-40)
. This ASU simplifies the accounting for convertible instruments by eliminating the conversion option separation model for convertible debt that can be settled in cash and by eliminating the measurement model for beneficial conversion features. Convertible instruments that continue to be subject to separation models are (1) those with conversion options that are required to be accounted for as bifurcated derivatives and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in
capital. This ASU also requires entities to use the
if-converted
method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This ASU will be effective for us on January 1, 2024. Early adoption is permitted, but no earlier than the fiscal year beginning on January 1, 2021, including interim periods within that fiscal year. We are currently evaluating the effect the adoption of this ASU will have on our condensed consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. This ASU removes specific exceptions to the general principles in Topic 740. It eliminates the need for an organization to analyze whether the following apply in a given period: (1) exception to the incremental approach for intraperiod tax allocation, (2) exceptions to accounting for basis differences when there are ownership changes in foreign investments, and (3) exception in interim period income tax accounting for year-to-date
losses that exceed anticipated losses. This ASU also improves financial statement preparers’ application of income tax-related
guidance and simplifies GAAP for franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax, and enacted changes in tax laws in interim periods. This ASU will be effective for us for fiscal year beginning January 1, 2022, and to interim periods within the fiscal year beginning on January 1, 2023, with early adoption permitted. We are currently evaluating the effect the adoption of this ASU will have on our condensed consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, and subsequently issued several supplemental/clarifying ASUs (collectively, “ASC 842”). Among other things, under this ASU, lessees will be required to recognize, at commencement date, a lease liability representing the lessee’s obligation to make lease payments arising from the lease and a right-of-use
asset representing the lessee’s right to use or control the use of a specified asset for the lease term for leases greater than 12 months. Under the new guidance, lessor accounting is largely unchanged. This ASU will be effective for us for the fiscal year beginning on January 1, 2022, and to interim periods within the fiscal year beginning on January 1, 2023 using the modified retrospective approach. We are currently evaluating the effect the adoption of this ASU will have on our condensed consolidated financial statements.

In June 2016, the FASB issued ASU
2016-13,
Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and subsequently issued several supplemental/clarifying ASUs (collectively, “ASC 326”). This ASU requires entities to estimate a lifetime expected credit loss for most financial assets, including trade and other receivables, other long-term financings including available for sale and held-to-maturity
d
e
bt securities, and loans. Subsequently, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses
, which amended the scope of ASC 326 and clarified that receivables arising from operating leases are not within the scope of the standard and should continue to be accounted for in accordance with ASC 842. This ASU will be effective for us on January 1, 2022. We are currently evaluating the effect the adoption of this ASU will have on our condensed consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. This ASU removes specific exceptions to the general principles in Topic 740 in Generally Accepted Accounting Principles (GAAP). It eliminates the need for an organization to analyze whether the following apply in a given period: Exception to the incremental approach for intraperiod tax allocation; exceptions to accounting for basis differences when there are ownership changes in foreign investments; and exception in interim period income tax accounting for year-to-date
losses that exceed anticipated losses. This ASU also improves financial statement preparers’ application of income tax-related
guidance and simplifies GAAP for: Franchise taxes that are partially based on income; transactions with a government that result in a step up in the tax basis of goodwill; separate financial statements of legal entities that are not subject to tax; and enacted changes in tax laws in interim periods. This ASU will be effective for private companies for fiscal years beginning after December 15, 2021, and to interim periods within fiscal years beginning after December 15, 2022, with adoption permitted. We are currently evaluating the effect the adoption of this ASU will have on the Company’s financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases, (Topic 842)
, and subsequently issued several supplemental/clarifying ASUs (Collectively, “ASC 842”). Among other things, under this ASU, lessees will be required to recognize, at commencement date, a lease liability representing the lessee’s obligation to make lease payments arising from the lease and a right-of-use
asset representing the lessee’s right to use or control the use of a specified asset for the lease term for leases greater than 12 months. Under the new guidance, lessor accounting is largely unchanged. This ASU will be effective for private companies for fiscal years beginning after December 15, 2021, and to interim periods within fiscal years beginning after December 15, 2022 using the modified retrospective approach. We are currently evaluating the effect the adoption of this ASU will have on the Company’s financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and subsequently issued several supplemental/clarifying ASUs (Collectively, “ASC 326”). This ASU requires entities to estimate a lifetime expected credit loss for most financial assets, including trade and other receivables and other long-term financings including available for sale and held-to-maturity
debt securities, and loans. Subsequently, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses
, which amends the scope of ASC 326 and clarified that receivables arising from operating leases are not within the scope of the standard and should continue to be accounted for in accordance with the lease standard (ASC 842). This ASU will be effective for private companies for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. We are currently evaluating the effect the adoption of this ASU will have on the Company’s financial statements.